FINANCING ARRANGEMENTS - Narrative (Detail) - USD ($) $ in Thousands				3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2016	Jun. 02, 2016	Apr. 02, 2016	Oct. 01, 2016	Oct. 01, 2016	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Debt
Original issue discount			$ 4,306			$ 5,065
Loan origination fees				$ (9,915)	$ (9,915)	(11,071)	$ (17,695)
Capitalized lease obligations				417	417	861	992
Insurance premium financing						1,583	2,079
Total debt and capital lease obligations				1,077,849	1,077,849	1,258,558	1,287,546
Less: current maturities				(395)	(395)	(24,721)	(11,736)
Noncurrent debt, including related party				1,077,454	1,077,454	1,233,837	1,275,810
ABL Facility disclosure details
Proceeds from debt issuance					1,293,500
Payment of debt issuance costs					3,699			$ 423
Payment of prepayment penalty			$ 9,362
Revolving line of credit
Debt
Maximum borrowing capacity		$ 175,000		175,000	175,000	175,000	150,000
ABL Facility disclosure details
Borrowing base limitation				135,446	135,446	130,941	147,104
Less: outstanding letters of credit				5,282	5,282	5,498	6,953
Less: revolving line of credit advances							28,705
Net availability				130,164	130,164	125,443	111,446
Revolving line of credit | Other assets
ABL Facility disclosure details
Loan origination fees capitalized		657
2016 First Lien Term Loan
Debt
Carrying value of debt				1,045,526	1,045,526
Original issue discount		6,500		7,359	7,359
ABL Facility disclosure details
Principal amount of debt		1,300,000
Proceeds from debt issuance		1,293,500
Payment of debt issuance costs		15,449
Retained proceeds for working capital and other purposes		3,619
Early Repayment of Senior Debt	$ 205,000
Required periodic principal payment, amount		3,250
Single payment		1,212,250		$ 1,095,000	$ 1,095,000
Loan origination fees capitalized		$ 3,553
Effective interest rate		5.03%		4.50%	4.50%
2016 First Lien Term Loan | Oaktree
Debt
Carrying value of debt				$ 41,821	$ 41,821
Original issue discount				294	$ 294
2016 First Lien Term Loan | Long-term debt, net of current maturities
ABL Facility disclosure details
Loan origination fees capitalized		$ 2,896
2016 First Lien Term Loan | Refinancing Charges
ABL Facility disclosure details
Write-off of original issue discount				1,466
Write-off of unamortized deferred financing fees				1,900
Loan origination fees expensed		11,896
2012 First Lien Term Loan
Debt
Carrying value of debt						894,851	902,631
Original issue discount						$ 2,399	$ 3,869		$ 6,938
ABL Facility disclosure details
Margin over reference rate						5.75%	5.75%
Principal amount of debt									$ 925,000
Effective interest rate									6.51%
Mandatory prepayment				13,407
Rejection of debt prepaid				$ 2,815		$ 2,800
2012 Second Lien Term Loan
Debt
Carrying value of debt						340,562	$ 339,190
Original issue discount						$ 2,438	$ 3,810		$ 7,500
ABL Facility disclosure details
Margin over reference rate						9.50%	9.50%
Principal amount of debt									$ 375,000
Effective interest rate									10.55%
Mandatory prepayment						$ 13,407
2012 Second Lien Term Loan | Oaktree
Debt
Carrying value of debt						31,772	$ 31,644
Original issue discount						$ 228	$ 356
Prior Term Loans
ABL Facility disclosure details
Principal amount of debt									$ 1,300,000
Payments of accrued interest		11,990
Payment of prepayment penalty		3,735
Write-off of original issue discount		825
Write-off of unamortized deferred financing fees		$ 1,336
Base rate | Revolving line of credit
ABL Facility disclosure details
Effective interest rate							4.00%
Base rate							3.25%
Margin over reference rate							0.75%
Base rate | 2016 First Lien Term Loan
ABL Facility disclosure details
Margin over reference rate		2.75%
Base rate | 2016 First Lien Term Loan | Less than or equal to 4.00:1.00
ABL Facility disclosure details
Margin over reference rate					2.50%
Base rate | 2016 First Lien Term Loan | Greater than 4.00:1.00
ABL Facility disclosure details
Margin over reference rate					2.75%
Base rate | 2012 First Lien Term Loan
ABL Facility disclosure details
Margin over reference rate						3.50%
Base rate | 2012 Second Lien Term Loan
ABL Facility disclosure details
Margin over reference rate						7.25%
LIBOR | 2016 First Lien Term Loan
ABL Facility disclosure details
Margin over reference rate		3.75%
LIBOR | 2016 First Lien Term Loan | Less than or equal to 4.00:1.00
ABL Facility disclosure details
Margin over reference rate					3.50%
LIBOR | 2016 First Lien Term Loan | Greater than 4.00:1.00
ABL Facility disclosure details
Margin over reference rate					3.75%
LIBOR | 2012 First Lien Term Loan
ABL Facility disclosure details
Margin over reference rate						4.50%
LIBOR | 2012 Second Lien Term Loan
ABL Facility disclosure details
Margin over reference rate						8.25%